Notes to the consolidated statements of income - Trade accounts receivables and contract liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Notes to the consolidated statements of income
Trade accounts receivables from unrelated parties	€ 3,309,353	€ 3,084,311
Contract liabilities	428,034	876,051
Impairment losses relate to receivables	43,968	27,541	€ 41,982
Revenue that was included in contract liability balance at beginning of period	€ 527,066	€ 17,790